Loans, Impaired Loans and Allowance for Credit Losses (Tables)	6 Months Ended
Apr. 30, 2026
Text Block [Abstract]
Disclosure of loans at amortized cost
(a) Loans at amortized cost

	As at
	April 30, 2026
($ millions)	Gross carrying amount	Allowance for credit losses	Net carrying amount
Residential mortgages	$368,495	$1,450	$367,045
Personal loans	108,355	2,254	106,101
Credit cards	16,040	1,166	14,874
Business and government	271,694	2,280	269,414
Total	$764,584	$7,150	$757,434

	As at
	January 31, 2026			October 31, 2025
($ millions)	Gross carrying amount	Allowance for credit losses	Net carrying amount	Gross carrying amount	Allowance for credit losses	Net carrying amount
Residential mortgages	$368,619	$1,439	$367,180	$370,191	$1,460	$368,731
Personal loans	107,579	2,216	105,363	110,567	2,432	108,135
Credit cards	16,112	1,215	14,897	18,045	1,355	16,690
Business and government	270,167	2,132	268,035	279,705	2,216	277,489
Total	$762,477	$7,002	$755,475	$778,508	$7,463	$771,045

Schedule of Impaired Loans
(b) Impaired loans
(1)

	As at
	April 30, 2026
($ millions)	Gross impaired loans	Allowance for credit losses	Net carrying amount
Residential mortgages	$2,904	$841	$2,063
Personal loans	975	566	409
Credit cards	–	–	–
Business and government	3,729	1,001	2,728
Total	$7,608	$2,408	$5,200
By geography:
Canada	$2,798	$796	$2,002
United States	124	13	111
Mexico	1,515	570	945
Peru	739	367	372
Chile	1,452	344	1,108
Other international	980	318	662
Total	$7,608	$2,408	$5,200

	As at
	January 31, 2026			October 31, 2025
($ millions)	Gross impaired loans	Allowance for credit losses	Net carrying amount	Gross impaired loans	Allowance for credit losses	Net carrying amount
Residential mortgages	$2,955	$834	$2,121	$2,903	$840	$2,063
Personal loans	1,063	570	493	1,071	604	467
Credit cards	–	–	–	–	–	–
Business and government	3,230	883	2,347	3,270	897	2,373
Total	$7,248	$2,287	$4,961	$7,244	$2,341	$4,903
By geography:
Canada	$2,674	$786	$1,888	$2,416	$683	$1,733
United States	158	17	141	–	–	–
Mexico	1,533	554	979	1,494	535	959
Peru	778	383	395	823	400	423
Chile	1,516	351	1,165	1,420	332	1,088
Other international	589	196	393	1,091	391	700
Total	$7,248	$2,287	$4,961	$7,244	$2,341	$4,903

(1)	Interest income recognized on impaired loans during the three months ended April 30, 2026 was $29 (January 31, 2026 – $28; October 31, 2025 – $23).

Summary of Key Macroeconomic Variables Used for Allowance for Credit Losses Calculations
The following tables show certain key macroeconomic variables used to calculate the modelled estimate for the allowance for credit losses. Further changes in these variables up to the date of the financial statements are incorporated through expert credit judgement. For the base case, optimistic and pessimistic scenarios, the projections are provided for the next 12 months and for the remaining forecast period, which represents a medium-term view.

	Base Case Scenario		Alternative Scenario Optimistic		Alternative Scenario Pessimistic		Alternative Scenario Very Pessimistic
As at April 30, 2026	Next 12 Months	Remaining Forecast Period	Next 12 Months	Remaining Forecast Period	Next 12 Months	Remaining Forecast Period	Next 12 Months	Remaining Forecast Period
Canada
Real GDP growth, y/y % change	1.6	2.0	2.6	2.9	-1.0	2.6	-4.4	3.3
Consumer price index, y/y %	3.1	1.9	3.3	2.4	2.6	1.7	6.5	2.1
Unemployment rate, average %	6.4	5.9	5.9	4.5	7.6	6.5	10.4	7.1
Bank of Canada overnight rate target, average %	2.8	2.9	3.1	3.7	2.1	2.4	3.5	3.5
HPI - Housing Price Index, y/y % change	-1.6	4.7	-0.9	6.2	-5.6	5.3	-8.9	4.8
USD/CAD exchange rate, average	1.34	1.30	1.33	1.28	1.40	1.28	1.48	1.30
U.S.
Real GDP growth, y/y % change	1.6	2.4	2.2	3.3	-1.1	3.1	-3.9	3.6
Consumer price index, y/y %	3.0	2.4	3.2	2.8	3.2	2.3	6.8	2.6
Target federal funds rate, upper limit, average %	3.6	3.4	3.8	4.0	3.5	3.0	4.4	4.1
Unemployment rate, average %	4.3	4.0	4.1	3.6	5.7	4.5	8.1	4.8
Mexico
Real GDP growth, y/y % change	0.9	1.9	1.3	2.6	-1.6	2.4	-4.8	3.1
Unemployment rate, average %	3.5	3.8	3.3	3.3	4.2	3.9	6.5	4.8
Chile
Real GDP growth, y/y % change	2.5	2.1	3.3	3.0	0.1	2.7	-4.0	3.7
Unemployment rate, average %	8.1	7.3	7.9	6.8	9.3	7.5	11.6	8.0
Peru
Real GDP growth, y/y % change	3.3	2.7	4.4	3.5	0.7	3.2	-0.8	3.8
Unemployment rate, average %	5.8	6.0	5.4	5.1	6.9	6.4	10.9	7.5
Caribbean
Real GDP growth, y/y % change	3.7	4.0	4.1	4.7	1.8	4.4	-0.6	4.9
Global
WTI oil price, average USD/bbl	85	69	89	83	74	63	130	74
Copper price, average USD/lb	5.39	5.86	5.51	6.38	4.99	5.74	5.41	5.72
Global GDP, y/y % change	2.4	2.8	3.2	3.7	0.3	3.4	-2.3	3.9

	Base Case Scenario		Alternative Scenario Optimistic		Alternative Scenario Pessimistic		Alternative Scenario Very Pessimistic
As at January 31, 2026	Next 12 Months	Remaining Forecast Period	Next 12 Months	Remaining Forecast Period	Next 12 Months	Remaining Forecast Period	Next 12 Months	Remaining Forecast Period
Canada
Real GDP growth, y/y % change	1.5	1.9	2.2	2.8	-1.0	2.4	-4.3	3.1
Consumer price index, y/y %	2.2	2.2	2.4	2.6	1.7	2.0	5.4	2.4
Unemployment rate, average %	6.4	5.8	6.1	4.6	7.6	6.4	10.4	7.0
Bank of Canada overnight rate target, average %	2.4	3.0	2.8	3.7	2.1	2.5	3.3	3.5
HPI - Housing Price Index, y/y % change	3.5	5.4	4.3	6.9	-0.5	5.9	-3.9	5.5
USD/CAD exchange rate, average	1.35	1.31	1.34	1.30	1.41	1.30	1.50	1.31
U.S.
Real GDP growth, y/y % change	1.6	2.3	2.0	3.3	-0.9	3.0	-3.7	3.5
Consumer price index, y/y %	2.4	2.6	2.6	2.9	2.6	2.5	6.0	2.8
Target federal funds rate, upper limit, average %	3.1	3.3	3.2	3.7	3.0	2.9	3.8	3.9
Unemployment rate, average %	4.3	4.1	4.3	3.8	5.7	4.6	7.9	5.0
Mexico
Real GDP growth, y/y % change	0.6	2.0	1.1	2.8	-1.7	2.4	-4.8	3.1
Unemployment rate, average %	3.3	3.8	3.2	3.2	4.0	3.9	6.1	4.7
Chile
Real GDP growth, y/y % change	2.5	2.1	3.6	2.9	0.3	2.6	-3.7	3.5
Unemployment rate, average %	7.9	7.4	7.6	6.9	9.0	7.5	11.2	8.0
Peru
Real GDP growth, y/y % change	3.2	2.7	4.6	3.6	0.8	3.2	-0.8	3.8
Unemployment rate, average %	5.8	5.9	5.1	5.0	6.8	6.3	10.6	7.4
Caribbean
Real GDP growth, y/y % change	3.6	4.0	4.2	4.8	1.4	4.4	-1.8	5.1
Global
WTI oil price, average USD/bbl	60	61	63	72	52	56	45	51
Copper price, average USD/lb	4.75	5.09	4.85	5.49	4.42	5.00	4.08	4.85
Global GDP, y/y % change	2.5	2.8	3.2	3.6	0.5	3.3	-2.1	3.8

	Base Case Scenario		Alternative Scenario Optimistic		Alternative Scenario Pessimistic		Alternative Scenario Very Pessimistic
As at October 31, 2025	Next 12 Months	Remaining Forecast Period	Next 12 Months	Remaining Forecast Period	Next 12 Months	Remaining Forecast Period	Next 12 Months	Remaining Forecast Period
Canada
Real GDP growth, y/y % change	1.2	2.2	2.4	3.1	-1.1	2.7	-4.4	3.4
Consumer price index, y/y %	1.9	2.2	2.1	2.7	1.4	2.0	5.0	2.4
Unemployment rate, average %	7.0	5.8	6.6	4.7	8.2	6.4	11.2	7.0
Bank of Canada overnight rate target, average %	2.3	2.8	2.8	3.7	2.1	2.4	3.1	3.3
HPI - Housing Price Index, y/y % change	1.9	6.2	2.6	7.7	-2.0	6.7	-5.1	6.2
USD/CAD exchange rate, average	1.32	1.30	1.31	1.29	1.37	1.29	1.45	1.30
U.S.
Real GDP growth, y/y % change	1.4	2.3	1.9	3.2	-1.0	3.0	-3.7	3.5
Consumer price index, y/y %	2.6	2.5	2.7	2.8	2.7	2.4	6.0	2.7
Target federal funds rate, upper limit, average %	3.3	3.0	3.5	3.5	3.2	2.7	3.9	3.6
Unemployment rate, average %	4.5	4.3	4.4	4.0	5.8	4.8	8.1	5.2
Mexico
Real GDP growth, y/y % change	-0.2	2.2	0.6	2.9	-2.4	2.6	-5.5	3.3
Unemployment rate, average %	3.3	3.7	3.2	3.1	3.9	3.8	6.1	4.6
Chile
Real GDP growth, y/y % change	2.4	2.0	3.5	2.8	0.3	2.6	-3.7	3.5
Unemployment rate, average %	7.9	6.7	7.7	6.4	9.0	6.9	11.2	7.3
Peru
Real GDP growth, y/y % change	2.9	3.1	4.1	4.0	0.6	3.6	-1.0	4.1
Unemployment rate, average %	5.7	6.1	5.3	5.2	6.7	6.5	10.5	7.6
Colombia
Real GDP growth, y/y % change	2.9	2.5	4.0	3.4	0.7	3.0	-1.0	3.5
Unemployment rate, average %	10.3	9.9	10.0	9.1	12.0	10.5	18.9	12.5
Caribbean
Real GDP growth, y/y % change	3.7	4.0	4.4	4.7	1.6	4.4	-0.6	4.9
Global
WTI oil price, average USD/bbl	60	66	64	78	53	61	45	56
Copper price, average USD/lb	4.19	4.68	4.29	5.03	3.92	4.60	3.61	4.47
Global GDP, y/y % change	2.2	2.7	3.0	3.5	0.3	3.2	-2.2	3.7

Schedule of Allowance for Credit Losses
(iv)	Allowance for credit losses

Allowance for credit losses
($ millions)	Balance as at November 1, 2025	Provision for credit losses (1)	Net write- offs	Other, including foreign currency adjustment	Balance as at April 30, 2026
Residential mortgages	$1,460	$133	$(61)	$(82)	$1,450
Personal loans	2,432	954	(841)	(291)	2,254
Credit cards	1,355	625	(625)	(189)	1,166
Business and government	2,392	686	(380)	(242)	2,456
	$7,639	$2,398	$(1,907)	$(804)	$7,326
Presented as:
Allowance for credit losses on loans	$7,463				$7,150
Allowance for credit losses on acceptances (2)	1				1
Allowance for credit losses on off-balance sheet exposures (3)	175				175
(1)	Excludes amounts associated with other assets of $(5). The provision for credit losses, net of these amounts, is $ 2,393 .
(2)	Allowance for credit losses on acceptances is recorded against the financial asset in the Consolidated Statement of Financial Position.
(3)	Allowance for credit losses on off-balance sheet exposures is recorded in other liabilities in the Consolidated Statement of Financial Position.

($ millions)	Balance as at November 1, 2024	Provision for credit losses (1)	Net write- offs	Other, including foreign currency adjustment	Balance as at April 30, 2025
Residential mortgages	$1,208	$205	$(40)	$5	$1,378
Personal loans	2,319	1,080	(930)	(90)	2,379
Credit cards	1,160	722	(647)	–	1,235
Business and government	2,036	571	(268)	(71)	2,268
	$6,723	$2,578	$(1,885)	$(156)	$7,260
Presented as:
Allowance for credit losses on loans	$6,536				$7,084
Allowance for credit losses on acceptances (2)	1				1
Allowance for credit losses on off-balance sheet exposures (3)	186				175
(1)	Excludes amounts associated with other assets and reversal of impairment losses of $(18). The provision for credit losses, net of these amounts, is $2,560.
(2)	Allowance for credit losses on acceptances is recorded against the financial asset in the Consolidated Statement of Financial Position.
(3)	Allowance for credit losses on off-balance sheet exposures is recorded in other liabilities in the Consolidated Statement of Financial Position.

Allowance for credit losses on loans	As at April 30, 2026
($ millions)	Stage 1	Stage 2	Stage 3	Total
Residential mortgages	$190	$419	$841	$1,450
Personal loans	558	1,130	566	2,254
Credit cards	250	916	–	1,166
Business and government	704	575	1,001	2,280
Total (1)	$1,702	$3,040	$2,408	$7,150
(1)	Excludes allowance for credit losses of $194 for other financial assets including acceptances, investment securities, deposits with banks, off-balance sheet credit risks and reverse repos.

	As at October 31, 2025
($ millions)	Stage 1	Stage 2	Stage 3	Total
Residential mortgages	$196	$424	$840	$1,460
Personal loans	613	1,215	604	2,432
Credit cards	338	1,017	–	1,355
Business and government	713	606	897	2,216
Total (1)	$1,860	$3,262	$2,341	$7,463
(1)	Excludes allowance for credit losses of $191 for other financial assets including acceptances, investment securities, deposits with banks, off-balance sheet credit risks and reverse repos.

	As at April 30, 2025
($ millions)	Stage 1	Stage 2	Stage 3	Total
Residential mortgages	$178	$452	$748	$1,378
Personal loans	534	1,228	617	2,379
Credit cards	292	943	–	1,235
Business and government	667	589	836	2,092
Total (1)	$1,671	$3,212	$2,201	$7,084
(1)	Excludes allowance for credit losses of $192 for other financial assets including acceptances, investment securities, deposits with banks, off-balance sheet credit risks and reverse repos.

The following table presents the changes to the allowance for credit losses on loans.

	As at and for the three months ended
	April 30, 2026				April 30, 2025
($ millions)	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
Retail loans:
Residential mortgages
Balance at beginning of period	$194	$411	$834	$1,439	$160	$409	$711	$1,280
Provision for credit losses
Remeasurement (1)	(65)	45	84	64	(41)	66	112	137
Newly originated or purchased financial assets	10	–	–	10	13	–	–	13
Derecognition of financial assets and maturities	(2)	(8)	–	(10)	(2)	(7)	–	(9)
Changes in models and methodologies	–	–	–	–	–	–	–	–
Transfer to (from):
Stage 1	66	(59)	(7)	–	63	(49)	(14)	–
Stage 2	(10)	64	(54)	–	(13)	65	(52)	–
Stage 3	–	(24)	24	–	–	(24)	24	–
Gross write-offs	–	–	(38)	(38)	–	–	(28)	(28)
Recoveries	–	–	4	4	–	–	4	4
Foreign exchange and other movements	(3)	(10)	(6)	(19)	(2)	(8)	(9)	(19)
Balance at end of period	$190	$419	$841	$1,450	$178	$452	$748	$1,378
Personal loans
Balance at beginning of period	$535	$1,111	$570	$2,216	$554	$1,225	$647	$2,426
Provision for credit losses
Remeasurement (1)	(144)	234	351	441	(166)	317	371	522
Newly originated or purchased financial assets	93	–	–	93	93	–	–	93
Derecognition of financial assets and maturities	(22)	(26)	–	(48)	(20)	(35)	–	(55)
Changes in models and methodologies	–	–	–	–	7	(32)	(3)	(28)
Transfer to (from):
Stage 1	141	(138)	(3)	–	161	(157)	(4)	–
Stage 2	(40)	70	(30)	–	(48)	77	(29)	–
Stage 3	(1)	(107)	108	–	(2)	(122)	124	–
Gross write-offs	–	–	(495)	(495)	–	–	(517)	(517)
Recoveries	–	–	73	73	–	–	72	72
Foreign exchange and other movements	(4)	(14)	(8)	(26)	(45)	(45)	(44)	(134)
Balance at end of period	$558	$1,130	$566	$2,254	$534	$1,228	$617	$2,379
Credit cards
Balance at beginning of period	$257	$958	$–	$1,215	$295	$890	$–	$1,185
Provision for credit losses
Remeasurement (1)	(67)	146	195	274	(70)	235	225	390
Newly originated or purchased financial assets	19	–	–	19	26	–	–	26
Derecognition of financial assets and maturities	(9)	(10)	–	(19)	(10)	(9)	–	(19)
Changes in models and methodologies	–	–	–	–	–	–	–	–
Transfer to (from):
Stage 1	74	(74)	–	–	95	(95)	–	–
Stage 2	(20)	20	–	–	(30)	30	–	–
Stage 3	–	(113)	113	–	–	(94)	94	–
Gross write-offs	–	–	(358)	(358)	–	–	(365)	(365)
Recoveries	–	–	49	49	–	–	49	49
Foreign exchange and other movements	(4)	(11)	1	(14)	(14)	(14)	(3)	(31)
Balance at end of period	$250	$916	$–	$1,166	$292	$943	$–	$1,235
Total retail loans
Balance at beginning of period	$986	$2,480	$1,404	$4,870	$1,009	$2,524	$1,358	$4,891
Provision for credit losses
Remeasurement (1)	(276)	425	630	779	(277)	618	708	1,049
Newly originated or purchased financial assets	122	–	–	122	132	–	–	132
Derecognition of financial assets and maturities	(33)	(44)	–	(77)	(32)	(51)	–	(83)
Changes in models and methodologies	–	–	–	–	7	(32)	(3)	(28)
Transfer to (from):
Stage 1	281	(271)	(10)	–	319	(301)	(18)	–
Stage 2	(70)	154	(84)	–	(91)	172	(81)	–
Stage 3	(1)	(244)	245	–	(2)	(240)	242	–
Gross write-offs	–	–	(891)	(891)	–	–	(910)	(910)
Recoveries	–	–	126	126	–	–	125	125
Foreign exchange and other movements	(11)	(35)	(13)	(59)	(61)	(67)	(56)	(184)
Balance at end of period	$998	$2,465	$1,407	$4,870	$1,004	$2,623	$1,365	$4,992
Non-retail loans:
Business and government
Balance at beginning of period	$784	$635	$883	$2,302	$790	$551	$832	$2,173
Provision for credit losses
Remeasurement (1)	(24)	112	343	431	9	123	211	343
Newly originated or purchased financial assets	348	–	–	348	317	–	–	317
Derecognition of financial assets and maturities	(292)	(90)	(5)	(387)	(296)	(26)	(11)	(333)
Changes in models and methodologies	–	–	–	–	–	–	–	–
Transfer to (from):
Stage 1	28	(28)	–	–	38	(38)	–	–
Stage 2	(11)	11	–	–	(16)	18	(2)	–
Stage 3	–	(10)	10	–	(1)	(5)	6	–
Gross write-offs	–	–	(208)	(208)	–	–	(163)	(163)
Recoveries	–	–	15	15	–	–	17	17
Foreign exchange and other movements	(4)	(5)	(37)	(46)	(21)	(12)	(54)	(87)
Balance at end of period including off-balance sheet exposures	$829	$625	$1,001	$2,455	$820	$611	$836	$2,267
Less: Allowance for credit losses on off-balance sheet exposures (2)	(125)	(50)	–	(175)	(153)	(22)	–	(175)
Balance at end of period (2)	$704	$575	$1,001	$2,280	$667	$589	$836	$2,092
(1)
Includes credit risk changes as a result of significant increases in credit risk, changes in credit risk that did not result in a transfer between stages, changes in model inputs and assumptions and changes due to drawdowns of undrawn commitments.

(2)	Allowance for credit losses on off-balance sheet exposures is recorded in other liabilities in the Consolidated Statement of Financial Position.

	As at and for the six months ended
	April 30, 2026				April 30, 2025
($ millions)	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
Retail loans:
Residential mortgages
Balance at beginning of period	$196	$424	$840	$1,460	$165	$398	$645	$1,208
Provision for credit losses
Remeasurement (1)	(127)	88	174	135	(99)	102	201	204
Newly originated or purchased financial assets	21	–	–	21	25	–	–	25
Derecognition of financial assets and maturities	(4)	(19)	–	(23)	(4)	(13)	–	(17)
Changes in models and methodologies	–	–	–	–	(2)	(14)	9	(7)
Transfer to (from):
Stage 1	134	(117)	(17)	–	116	(92)	(24)	–
Stage 2	(20)	128	(108)	–	(23)	120	(97)	–
Stage 3	–	(50)	50	–	–	(49)	49	–
Gross write-offs	–	–	(72)	(72)	–	–	(52)	(52)
Recoveries	–	–	11	11	–	–	12	12
Foreign exchange and other movements (2)	(10)	(35)	(37)	(82)	–	–	5	5
Balance at end of period	$190	$419	$841	$1,450	$178	$452	$748	$1,378
Personal loans
Balance at beginning of period	$613	$1,215	$604	$2,432	$544	$1,154	$621	$2,319
Provision for credit losses
Remeasurement (1)	(307)	462	725	880	(328)	596	761	1,029
Newly originated or purchased financial assets	175	–	–	175	194	–	–	194
Derecognition of financial assets and maturities	(43)	(58)	–	(101)	(43)	(76)	–	(119)
Changes in models and methodologies	–	–	–	–	–	(29)	5	(24)
Transfer to (from):
Stage 1	293	(287)	(6)	–	311	(303)	(8)	–
Stage 2	(80)	136	(56)	–	(106)	162	(56)	–
Stage 3	(2)	(224)	226	–	(4)	(246)	250	–
Gross write-offs	–	–	(984)	(984)	–	–	(1,075)	(1,075)
Recoveries	–	–	143	143	–	–	145	145
Foreign exchange and other movements (2)	(91)	(114)	(86)	(291)	(34)	(30)	(26)	(90)
Balance at end of period	$558	$1,130	$566	$2,254	$534	$1,228	$617	$2,379
Credit cards
Balance at beginning of period	$338	$1,017	$–	$1,355	$288	$872	$–	$1,160
Provision for credit losses
Remeasurement (1)	(139)	343	413	617	(151)	403	464	716
Newly originated or purchased financial assets	40	–	–	40	58	–	–	58
Derecognition of financial assets and maturities	(17)	(15)	–	(32)	(23)	(20)	–	(43)
Changes in models and methodologies	–	–	–	–	(2)	(7)	–	(9)
Transfer to (from):
Stage 1	154	(154)	–	–	183	(183)	–	–
Stage 2	(47)	47	–	–	(57)	57	–	–
Stage 3	–	(211)	211	–	–	(182)	182	–
Gross write-offs	–	–	(733)	(733)	–	–	(738)	(738)
Recoveries	–	–	108	108	–	–	91	91
Foreign exchange and other movements (2)	(79)	(111)	1	(189)	(4)	3	1	–
Balance at end of period	$250	$916	$–	$1,166	$292	$943	$–	$1,235
Total retail loans
Balance at beginning of period	$1,147	$2,656	$1,444	$5,247	$997	$2,424	$1,266	$4,687
Provision for credit losses
Remeasurement (1)	(573)	893	1,312	1,632	(578)	1,101	1,426	1,949
Newly originated or purchased financial assets	236	–	–	236	277	–	–	277
Derecognition of financial assets and maturities	(64)	(92)	–	(156)	(70)	(109)	–	(179)
Changes in models and methodologies	–	–	–	–	(4)	(50)	14	(40)
Transfer to (from):
Stage 1	581	(558)	(23)	–	610	(578)	(32)	–
Stage 2	(147)	311	(164)	–	(186)	339	(153)	–
Stage 3	(2)	(485)	487	–	(4)	(477)	481	–
Gross write-offs	–	–	(1,789)	(1,789)	–	–	(1,865)	(1,865)
Recoveries	–	–	262	262	–	–	248	248
Foreign exchange and other movements (2)	(180)	(260)	(122)	(562)	(38)	(27)	(20)	(85)
Balance at end of period	$998	$2,465	$1,407	$4,870	$1,004	$2,623	$1,365	$4,992
Non-retail loans:
Business and government
Balance at beginning of period	$854	$640	$897	$2,391	$739	$508	$788	$2,035
Provision for credit losses
Remeasurement (1)	(79)	226	603	750	(2)	190	390	578
Newly originated or purchased financial assets	681	–	–	681	675	–	–	675
Derecognition of financial assets and maturities	(590)	(151)	(8)	(749)	(611)	(53)	(19)	(683)
Changes in models and methodologies	–	–	–	–	–	–	–	–
Transfer to (from):
Stage 1	54	(54)	–	–	63	(63)	–	–
Stage 2	(30)	30	–	–	(38)	41	(3)	–
Stage 3	–	(25)	25	–	(2)	(10)	12	–
Gross write-offs	–	–	(406)	(406)	–	–	(303)	(303)
Recoveries	–	–	26	26	–	–	35	35
Foreign exchange and other movements (2)	(61)	(41)	(136)	(238)	(4)	(2)	(64)	(70)
Balance at end of period including off-balance sheet exposures	$829	$625	$1,001	$2,455	$820	$611	$836	$2,267
Less: Allowance for credit losses on off-balance sheet exposures (3)	(125)	(50)	–	(175)	(153)	(22)	–	(175)
Balance at end of period (3)	$704	$575	$1,001	$2,280	$667	$589	$836	$2,092
(1)
Includes credit risk changes as a result of significant increases in credit risk, changes in credit risk that did not result in a transfer between stages, changes in model inputs and assumptions and changes due to drawdowns of undrawn commitments.

(2)	Includes impact of divested operations.
(3)	Allowance for credit losses on off-balance sheet exposures is recorded in other liabilities in the Consolidated Statement of Financial Position.

Summary of Carrying Value of Exposures by Risk Rating
(d)	Carrying value of exposures by risk rating

Residential mortgages	As at April 30, 2026				As at October 31, 2025
Category of PD grades ($ millions)	Stage 1	Stage 2	Stage 3 (1)	Total	Stage 1	Stage 2	Stage 3 (1)	Total
Very low	$221,008	$3,591	$–	$224,599	$219,905	$3,983	$–	$223,888
Low	84,108	4,138	–	88,246	83,755	4,820	–	88,575
Medium	15,854	9,185	–	25,039	15,870	8,618	–	24,488
High	2,307	5,913	–	8,220	3,002	6,007	–	9,009
Very high	8	2,959	–	2,967	48	3,170	–	3,218
Loans not graded (2)	15,840	680	–	16,520	16,937	1,173	–	18,110
Default	–	–	2,904	2,904	–	–	2,903	2,903
Total	$339,125	$26,466	$2,904	$368,495	$339,517	$27,771	$2,903	$370,191
Allowance for credit losses	190	419	841	1,450	196	424	840	1,460
Carrying value	$338,935	$26,047	$2,063	$367,045	$339,321	$27,347	$2,063	$368,731
(1)	Stage 3 includes purchased or originated credit-impaired loans.
(2)	Portfolios where the customer account level ‘Probability of Default’ has not been determined have been included in the ‘Loans not graded’ category.

Personal loans	As at April 30, 2026				As at October 31, 2025
Category of PD grades ($ millions)	Stage 1	Stage 2	Stage 3 (1)	Total	Stage 1	Stage 2	Stage 3 (1)	Total
Very low	$30,851	$180	$–	$31,031	$31,009	$202	$–	$31,211
Low	20,954	700	–	21,654	21,075	751	–	21,826
Medium	12,818	44	–	12,862	12,886	78	–	12,964
High	8,569	5,453	–	14,022	10,331	5,659	–	15,990
Very high	41	2,274	–	2,315	35	2,651	–	2,686
Loans not graded (2)	23,101	2,395	–	25,496	22,465	2,354	–	24,819
Default	–	–	975	975	–	–	1,071	1,071
Total	$96,334	$11,046	$975	$108,355	$97,801	$11,695	$1,071	$110,567
Allowance for credit losses	558	1,130	566	2,254	613	1,215	604	2,432
Carrying value	$95,776	$9,916	$409	$106,101	$97,188	$10,480	$467	$108,135
(1)	Stage 3 includes purchased or originated credit-impaired loans.
(2)	Portfolios where the customer account level ‘Probability of Default’ has not been determined have been included in the ‘Loans not graded’ category.

Credit cards	As at April 30, 2026				As at October 31, 2025
Category of PD grades ($ millions)	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
Very low	$2,517	$1	$–	$2,518	$2,646	$2	$–	$2,648
Low	3,022	8	–	3,030	3,171	11	–	3,182
Medium	4,295	12	–	4,307	4,792	26	–	4,818
High	1,992	1,723	–	3,715	3,210	1,942	–	5,152
Very high	7	1,098	–	1,105	20	1,204	–	1,224
Loans not graded (1)	912	453	–	1,365	582	439	–	1,021
Default	–	–	–	–	–	–	–	–
Total	$12,745	$3,295	$–	$16,040	$14,421	$3,624	$–	$18,045
Allowance for credit losses	250	916	–	1,166	338	1,017	–	1,355
Carrying value	$12,495	$2,379	$–	$14,874	$14,083	$2,607	$–	$16,690
(1)	Portfolios where the customer account level ‘Probability of Default’ has not been determined have been included in the ‘Loans not graded’ category.

Undrawn loan commitments – Retail	As at April 30, 2026				As at October 31, 2025
Category of PD grades ($ millions)	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
Very low	$133,523	$236	$–	$133,759	$126,681	$255	$–	$126,936
Low	20,726	56	–	20,782	22,102	71	–	22,173
Medium	7,388	5	–	7,393	9,569	13	–	9,582
High	2,094	423	–	2,517	4,047	631	–	4,678
Very high	4	287	–	291	14	351	–	365
Loans not graded (1)	8,663	2,085	–	10,748	9,039	2,049	–	11,088
Default	–	–	–	–	–	–	–	–
Carrying value	$172,398	$3,092	$–	$175,490	$171,452	$3,370	$–	$174,822
(1)	Portfolios where the customer account level ‘Probability of Default’ has not been determined have been included in the ‘Loans not graded’ category.

Total retail loans	As at April 30, 2026				As at October 31, 2025
Category of PD grades ($ millions)	Stage 1	Stage 2	Stage 3 (1)	Total	Stage 1	Stage 2	Stage 3 (1)	Total
Very low	$387,899	$4,008	$–	$391,907	$380,241	$4,442	$–	$384,683
Low	128,810	4,902	–	133,712	130,103	5,653	–	135,756
Medium	40,355	9,246	–	49,601	43,117	8,735	–	51,852
High	14,962	13,512	–	28,474	20,590	14,239	–	34,829
Very high	60	6,618	–	6,678	117	7,376	–	7,493
Loans not graded (2)	48,516	5,613	–	54,129	49,023	6,015	–	55,038
Default	–	–	3,879	3,879	–	–	3,974	3,974
Total	$620,602	$43,899	$3,879	$668,380	$623,191	$46,460	$3,974	$673,625
Allowance for credit losses	998	2,465	1,407	4,870	1,147	2,656	1,444	5,247
Carrying value	$619,604	$41,434	$2,472	$663,510	$622,044	$43,804	$2,530	$668,378
(1)	Stage 3 includes purchased or originated credit-impaired loans.
(2)	Portfolios where the customer account level ‘Probability of Default’ has not been determined have been included in the ‘Loans not graded’ category.

Business and government loans	As at April 30, 2026				As at October 31, 2025
Grade ($ millions)	Stage 1	Stage 2	Stage 3 (1)	Total	Stage 1	Stage 2	Stage 3 (1)	Total
Investment grade	$137,139	$523	$–	$137,662	$138,789	$1,482	$–	$140,271
Non-investment grade	117,758	5,761	–	123,519	121,999	7,169	–	129,168
Watch list	6	4,107	–	4,113	7	4,468	–	4,475
Loans not graded (2)	2,647	24	–	2,671	2,485	36	–	2,521
Default	–	–	3,729	3,729	–	–	3,270	3,270
Total	$257,550	$10,415	$3,729	$271,694	$263,280	$13,155	$3,270	$279,705
Allowance for credit losses	704	575	1,001	2,280	713	606	897	2,216
Carrying value	$256,846	$9,840	$2,728	$269,414	$262,567	$12,549	$2,373	$277,489
(1)	Stage 3 includes purchased or originated credit-impaired loans.
(2)	Portfolios where the customer account level ‘Probability of Default’ has not been determined have been included in the ‘Loans not graded’ category.

Undrawn loan commitments – Business and government	As at April 30, 2026				As at October 31, 2025
Grade ($ millions)	Stage 1	Stage 2	Stage 3 (1)	Total	Stage 1	Stage 2	Stage 3 (1)	Total
Investment grade	$248,402	$1,191	$–	$249,593	$242,637	$1,101	$–	$243,738
Non-investment grade	57,904	1,826	–	59,730	60,136	1,841	–	61,977
Watch list	–	1,018	–	1,018	–	1,007	–	1,007
Loans not graded (2)	4,699	1	–	4,700	4,593	1	–	4,594
Default	–	–	49	49	–	–	31	31
Total	$311,005	$4,036	$49	$315,090	$307,366	$3,950	$31	$311,347
Allowance for credit losses	125	50	–	175	141	34	–	175
Carrying value	$310,880	$3,986	$49	$314,915	$307,225	$3,916	$31	$311,172
(1)	Stage 3 includes purchased or originated credit-impaired loans.
(2)	Portfolios where the customer account level ‘Probability of Default’ has not been determined have been included in the ‘Loans not graded’ category.

Total non-retail loans	As at April 30, 2026				As at October 31, 2025
Grade ($ millions)	Stage 1	Stage 2	Stage 3 (1)	Total	Stage 1	Stage 2	Stage 3 (1)	Total
Investment grade	$385,541	$1,714	$–	$387,255	$381,426	$2,583	$–	$384,009
Non-investment grade	175,662	7,587	–	183,249	182,135	9,010	–	191,145
Watch list	6	5,125	–	5,131	7	5,475	–	5,482
Loans not graded (2)	7,346	25	–	7,371	7,078	37	–	7,115
Default	–	–	3,778	3,778	–	–	3,301	3,301
Total	$568,555	$14,451	$3,778	$586,784	$570,646	$17,105	$3,301	$591,052
Allowance for credit losses	829	625	1,001	2,455	854	640	897	2,391
Carrying value	$567,726	$13,826	$2,777	$584,329	$569,792	$16,465	$2,404	$588,661
(1)	Stage 3 includes purchased or originated credit-impaired loans.
(2)	Portfolios where the customer account level ‘Probability of Default’ has not been determined have been included in the ‘Loans not graded’ category.

Schedule of Loans Past Due But Not Impaired
(e)	Loans past due but not impaired (1)
A loan is considered past due when a counterparty has not made a payment by the contractual due date. The following table presents the carrying value of loans that are contractually past due but not classified as impaired. In cases where borrowers have opted to participate in payment deferral programs, deferral of payments is not considered past due and such loans are not aged further during the deferral period.

	As at April 30, 2026
($ millions)	31-60 days	61-90 days	91 days and greater (2)	Total
Residential mortgages	$1,352	$642	$–	$1,994
Personal loans	580	283	–	863
Credit cards	232	162	361	755
Business and government	163	126	–	289
Total	$2,327	$1,213	$361	$3,901

	As at January 31, 2026
($ millions)	31-60 days	61-90 days	91 days and greater (2)	Total
Residential mortgages	$1,489	$694	$–	$2,183
Personal loans	581	309	–	890
Credit cards	219	178	412	809
Business and government	205	72	–	277
Total	$2,494	$1,253	$412	$4,159

	As at October 31, 2025
($ millions)	31-60 days	61-90 days	91 days and greater (2)	Total
Residential mortgages	$1,603	$767	$–	$2,370
Personal loans	691	353	–	1,044
Credit cards	289	189	430	908
Business and government	238	104	–	342
Total	$2,821	$1,413	$430	$4,664
(1)	Loans up to 30 days past due are not presented in this analysis as they are not administratively considered past due.
(2)	All loans that are over 90 days past due are considered impaired with the exception of credit card receivables which are considered impaired when 180 days past due.

Summary of Purchased Credit Impaired Loans
(f)	Purchased credit-impaired loans
Certain financial assets including loans are credit-impaired on initial recognition. The following table provides details of such assets:

	As at
($ millions)	April 30 2026	January 31 2026	October 31 2025
Unpaid principal balance (1)	$204	$210	$224
Credit related fair value adjustments	(19)	(20)	(24)
Carrying value	185	190	200
Stage 3 allowance	–	(1)	(1)
Carrying value net of related allowance	$185	$189	$199
(1)	Represents principal amount owed net of write-offs.